Commitments and Contingencies (Brazilian Customs) - Additional Information (Detail) pure in Millions, R$ in Millions, $ in Millions	1 Months Ended		9 Months Ended
	May 31, 2016 BRL (R$)	Apr. 30, 2011	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 BRL (R$)
Commitments and Contingencies Disclosure [Abstract]
Fines assessed			$ 46.8		R$ 155.0
"Number of Tidewater vessels that the subsidiaries failed to obtain import licenses from | Vessel"		17
Fines assessed	R$ 3.0		0.9
Deposit Amount			1.8	R$ 6.0
Amount of fines contested			9.1	30.0
Remaining amount of fine resolved in entity favor			$ 36.8	R$ 122.0